Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
1
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2022.
Shares Security Description Value
Common Stock - 93.9%
Consumer Discretionary - 7.8%
2,065 AutoZone, Inc. (a) $ 5,092,662
28,230 Polaris, Inc. 2,851,230
37,300 The Home Depot, Inc. 11,781,578
19,725,470
Consumer Staples - 10.6%
136,400 Bristol-Myers Squibb Co. 9,813,980
120,500 CVS Health Corp. 11,229,395
10,325 Thermo Fisher Scientific, Inc. 5,685,874
26,729,249
Energy - 5.1%
34,730 Chevron Corp. 6,233,688
62,100 Devon Energy Corp. 3,819,771
12,600 Pioneer Natural Resources Co. 2,877,714
12,931,173
Financials - 15.3%
25,870 American Express Co. 3,822,293
21,065 Aon PLC, Class A 6,322,449
41,650 Berkshire Hathaway, Inc.,
Class B (a) 12,865,685
20,510 Mastercard, Inc., Class A 7,131,942
40,725 Visa, Inc., Class A 8,461,026
38,603,395
Health Care - 18.5%
36,735 AbbVie, Inc. 5,936,743
21,630 Amgen, Inc. 5,680,903
8,625 Danaher Corp. 2,289,248
53,300 Johnson & Johnson 9,415,445
21,600 Laboratory Corp. of America
Holdings 5,086,368
132,000 Pfizer, Inc. 6,763,680
21,730 UnitedHealth Group, Inc. 11,520,811
46,693,198
Industrials - 5.7%
38,100 AMETEK, Inc. 5,323,332
12,035 Honeywell International, Inc. 2,579,101
31,525 L3Harris Technologies, Inc. 6,563,820
14,466,253
Shares Security Description Value
Information Technology - 30.9%
11,220 Accenture PLC, Class A $ 2,993,945
112,800 Alphabet, Inc., Class A (a) 9,952,344
71,425 Apple, Inc. 9,280,250
24,560 Broadcom, Inc. 13,732,233
44,010 CDW Corp. 7,859,306
336,885 HP, Inc. 9,052,100
18,000 Lam Research Corp. 7,565,400
23,215 Microsoft Corp. 5,567,421
22,625 NVIDIA Corp. 3,306,418
11,600 NXP Semiconductors NV 1,833,148
42,760 Texas Instruments, Inc. 7,064,807
78,207,372
Total Common Stock (Cost $182,458,081) 237,356,110
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 5.8%
U.S. Treasury Securities - 5.8%
$ 5,000,000
U.S. Treasury
Bill (b) 4.37% 03/30/23 4,948,840
10,000,000
U.S. Treasury
Bill (b) 4.66  06/29/23 9,778,873
14,727,713
Total U.S. Government & Agency Obligations
(Cost $14,720,500) 14,727,713
Investments, at value - 99.7% (Cost
$197,178,581) $ 252,083,823
Other Assets & Liabilities, Net - 0.3% 815,253
Net Assets - 100.0% $ 252,899,076
PLC Public Limited Company
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to
maturity.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
2
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The
Level 2 value displayed in this table is U.S. Treasury Securities.
Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 237,356,110
Level 2 - Other Significant Observable Inputs 14,727,713
Level 3 - Significant Unobservable Inputs –
Total $ 252,083,823